Accounts Receivable and Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable and Notes Receivable

Note 4. Accounts Receivable and Notes Receivable

The Company’s accounts receivable consists primarily of amounts due from third-party payors and patients. See Note 2 for a summary of the Company’s policies relating to accounts receivable.

Accounts Receivable as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31,	December 31,
(in thousands)	2022	2021
Oral drug accounts receivable	$2,535	$2,097
Capitated accounts receivable	721	665
FFS accounts receivable	15,518	12,530
Clinical trials accounts receivable	1,849	1,823
Other trade receivables	3,890	2,892
Total	$24,513	$20,007

During the three months ended March 31, 2022 and 2021 bad debt related to direct write-offs totaled $177 and $0, respectively. Bad debt write-offs were a result of accounts receivable on completed contracts that were deemed uncollectible during the period due to delayed collection efforts. In the three months ended March 31, 2022 and 2021, the Company had bad debt recoveries of $23 and $0, respectively.

Note 4. Accounts Receivable and Notes Receivable

The Company’s accounts receivable consists primarily of amounts due from third-party payors and patients. See Note 2 for a summary of the Company’s policies relating to accounts receivable.

Accounts Receivable as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug accounts receivable	$2,097	$2,308
Capitated accounts receivable	665	353
FFS accounts receivable	12,530	10,962
Clinical trials accounts receivable	1,823	1,719
Other trade receivables	2,892	1,804
Total	$20,007	$17,146

During the year ended December 31, 2021 and 2020 bad debt related to direct write-offs totaled $48 and $4,233, respectively. Bad debt write-offs were a result of accounts receivable on completed contracts that were deemed uncollectible during the period due to delayed collection efforts. In the year ended December 31, 2021 and 2020, the Company had bad debt recoveries of $465 and $0, respectively

On February 26, 2020, the Company entered into a Management Services Agreement with Austin J. Ma, M.D. to provide payor contract servicing. The Company issued a $7,500 note in exchange for Austin J. Ma, M.D. exiting existing payor arrangements, pending certain contingencies. The note would be repaid annually through payor contract servicing as part of the Master Services Agreement, and the terms of the note included annual straight-line forgiveness over five years, with $1,500 forgiven each year. During the year ended December 31, 2020, the Company determined the loan would not be repaid and would be fully forgiven. The loan was impaired in full and is recorded in other non-operating expenses for the period ended December 31, 2020.